Income Tax (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of components of loss before income taxes

	For the Years Ended March 31,
	2025	2024
Non PRC	$—	$—
PRC	(519,708)	(2,104,074)
	$(519,708)	$(2,104,074)

Schedule of effective income tax rate

	For the Years Ended March 31,
	2025	2024
Statutory income tax rate	25.00%	25.00%
Increase (decrease) in effective income tax rate resulting from
Preferential tax rate in China(1)	(12.41%)	(12.41%)
Non-deductible expenses	(3.06%)	(1.84%)
Additional deduction of research and development expenses	(17.84%)	5.80%
Change in valuation allowance	27.37%	(16.55%)
Effective tax rate	—	—

(1) WFOE and VIE’s subsidiaries Shenzhen Ruanyun, Jiangxi Alphabet and Huizuoye are subject to a favorable tax rate of 5% for the year ended December 31, 2020 and a favorable tax rate of 2.5% starting from January 1, 2021. Jiangxi Ruanyun was recognized as a high-tech enterprise and received a preferential income tax rate of 15%. For the years ended March 31, 2025 and 2024 the tax saving as the result of the favorable tax rate amounted to nil and nil respectively, and per share effect of the favorable tax rate were nil and nil.

Schedule of deferred tax assets and deferred tax liabilities

	For the Years Ended March 31,
	2025	2024
Deferred tax assets
Allowance for doubtful accounts receivables and other receivables	$59,881	$175,288
Operating lease liabilities	—	—
Net operating loss carrying forwards	2,139,793	2,108,595
Total deferred tax assets	2,199,674	2,283,883

Deferred tax liabilities
Operating lease right of use assets	—	—

Deferred tax assets	2,199,674	2,283,883
Less: Valuation allowance	(2,199,674)	(2,283,883)
Deferred tax assets, net	$—	$—

Schedule of valuation allowance

	For the Years Ended March 31,
	2025	2024
Balance at the beginning of the year	$2,283,883	$1,984,853
Additions of valuation allowance	(84,209)	541,216
Foreign currency translation adjustments	—	(242,186)
Balance at the end of the year	$2,199,674	$2,283,883